Series B Preferred (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Shares Oustanding Series B	5,000,000	5,000,000	5,000,000
Shares Oustanding Series B	0	0